Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 42,349	$ 51,890
Restricted cash	4,654	514
Trade accounts receivable, net	26,160	32,664
Inventories	1,017	702
Deferred income taxes	25,058	24,361
Prepaid expenses	5,927	5,080
Other current assets	5,416	6,684
Total current assets	110,581	121,895
Property and equipment, net	15,294	14,594
Deferred income taxes	33,820	53,805
Intangible assets, net	59,577	41,207
Goodwill	84,843	81,276
Investment	160	9,750
Other assets	2,507	939
Total assets	306,782	323,466
Current liabilities:
Accounts payable	11,356	8,757
Accrued compensation and benefits	18,245	21,575
Accrued expenses and other current liabilities	31,569	28,787
Current portion of long-term debt		12,226
Income taxes payable	4,680	3,343
Deferred tax liabilities	163	1,091
Deferred revenue	164,136	148,308
Total current liabilities	230,149	224,087
Long-term debt, less current portion	30,000	85,005
Deferred revenue, less current portion	33,050	32,848
Deferred tax liabilities	342
Other non-current liabilities	4,075	4,096
Total liabilities	297,616	346,036
Commitments and contingencies (Note 14)
Shareholders' (deficit) equity
Ordinary shares (par value: €0.01; 54,385,951 Ordinary shares issued and 54,019,154 Ordinary shares outstanding at December 31, 2012 and 54,763,151 Ordinary shares issued and 53,150,630 Ordinary shares outstanding at December 31, 2013)	727	722
Distributions in excess of capital	(128,809)	(130,432)
Treasury shares	(33,179)	(3,826)
Accumulated other comprehensive loss	(8,343)	(4,090)
Retained earnings	178,770	115,056
Total shareholders' (deficit) equity	9,166	(22,570)
Total liabilities and shareholders' (deficit) equity	$ 306,782	$ 323,466